Fair Value (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following represents the hierarchy for our assets and liabilities measured at fair value on a recurring basis:

	December 31, 2016
(In millions)	Total	NAV[1]	Level 1	Level 2	Level 3
Assets
AFS securities
Fixed maturity securities
U.S. government and agencies	$60	$—	$29	$31	$—
U.S. state, municipal and political subdivisions	1,140	—	—	1,135	5
Foreign governments	2,235	—	—	2,221	14
Corporate	30,020	—	—	29,650	370
CLO	4,822	—	—	4,664	158
ABS	2,936	—	—	1,776	1,160
CMBS	1,847	—	—	1,695	152
RMBS	8,973	—	—	8,956	17
Total AFS fixed maturity securities	52,033	—	29	50,128	1,876
Equity securities	353	—	79	269	5
Total AFS securities	52,386	—	108	50,397	1,881
Trading securities
Fixed maturity securities
U.S. government and agencies	3	—	3	—	—
U.S. state, municipal and political subdivisions	137	—	—	120	17
Corporate	1,423	—	—	1,423	—
CLO	43	—	—	—	43
ABS	82	—	—	82	—
CMBS	81	—	—	81	—
RMBS	387	—	—	291	96
Total trading fixed maturity securities	2,156	—	3	1,997	156
Equity securities	425	—	—	425	—
Total trading securities	2,581	—	3	2,422	156
Mortgage loans	44	—	—	—	44
Investment funds	99	99	—	—	—
Funds withheld at interest – embedded derivative	140	—	—	—	140
Derivative assets	1,370	—	9	1,361	—
Short-term investments	189	—	19	170	—
Cash and cash equivalents	2,445	—	2,445	—	—
Restricted cash	57	—	57	—	—
Investments in related parties
AFS, fixed maturity securities
CLO	279	—	—	279	—
ABS	56	—	—	—	56
Total AFS fixed maturity securities	335	—	—	279	56
AFS, equity securities	20	—	20	—	—
Total AFS securities – related party	355	—	20	279	56
Trading securities, CLO	195	—	—	—	195
Reinsurance recoverable	1,692	—	—	—	1,692
Total assets measured at fair value	$61,553	$99	$2,661	$54,629	$4,164
					(Continued)

	December 31, 2016
(In millions)	Total	NAV[1]	Level 1	Level 2	Level 3
Liabilities
Interest sensitive contract liabilities
Embedded derivative	$5,283	$—	$—	$—	$5,283
Universal life benefits	883	—	—	—	883
Unit-linked contracts	408	—	—	408	—
Future policy benefits
AmerUs Closed Block	1,606	—	—	—	1,606
ILICO Closed Block and life benefits	794	—	—	—	794
Derivative liabilities	40	—	—	33	7
Funds withheld liability – embedded derivative	6	—	—	6	—
Total liabilities measured at fair value	$9,020	$—	$—	$447	$8,573

[1] Investments measured at NAV as a practical expedient in determining fair value have not been classified in the fair value hierarchy.
					(Concluded)

	December 31, 2015
(In millions)	Total	NAV[1]	Level 1	Level 2	Level 3
Assets
AFS securities
Fixed maturity securities
U.S. government and agencies	$45	$—	$41	$4	$—
U.S. state, municipal and political subdivisions	1,165	—	—	1,165	—
Foreign governments	2,464	—	—	2,447	17
Corporate	26,936	—	—	26,300	636
CLO	4,555	—	—	4,038	517
ABS	2,918	—	—	1,105	1,813
CMBS	1,738	—	—	1,671	67
RMBS	7,995	—	—	7,237	758
Total AFS fixed maturity securities	47,816	—	41	43,967	3,808
Equity securities	407	—	82	316	9
Total AFS securities	48,223	—	123	44,283	3,817
Trading securities
Fixed maturity securities
U.S. government and agencies	1	—	1	—	—
U.S. state, municipal and political subdivisions	133	—	—	116	17
Corporate	1,450	—	—	1,434	16
CLO	108	—	—	—	108
ABS	98	—	—	—	98
CMBS	99	—	—	99	—
RMBS	161	—	—	132	29
Total trading fixed maturity securities	2,050	—	1	1,781	268
Equity securities	418	—	—	418	—
Total trading securities	2,468	—	1	2,199	268
					(Continued)

	December 31, 2015
(In millions)	Total	NAV[1]	Level 1	Level 2	Level 3
Mortgage loans	48	—	—	—	48
Investment funds	152	152	—	—	—
Funds withheld at interest – embedded derivative	36	—	—	—	36
Derivative assets	871	—	9	862	—
Short-term investments	135	—	4	131	—
Cash and cash equivalents	2,714	—	2,714	—	—
Restricted cash	116	—	116	—	—
Investments in related parties
AFS, fixed maturity securities
CLO	248	—	—	241	7
ABS	60	—	—	—	60
Total AFS securities – related party	308	—	—	241	67
Trading securities, CLO	217	—	—	26	191
Reinsurance recoverable	2,377	—	—	—	2,377
Total assets measured at fair value	$57,665	$152	$2,967	$47,742	$6,804
Liabilities
Interest sensitive contract liabilities
Embedded derivative	$4,477	$—	$—	$—	$4,477
Universal life benefits	1,464	—	—	—	1,464
Unit-linked contracts	418	—	—	418	—
Future policy benefits
AmerUs Closed Block	1,581	—	—	—	1,581
ILICO Closed Block and life benefits	897	—	—	—	897
Derivative liabilities	17	—	1	9	7
Funds withheld liability – embedded derivative	35	—	—	35	—
Total liabilities measured at fair value	$8,889	$—	$1	$462	$8,426

[1] Investments measured at NAV as a practical expedient in determining fair value have not been classified in the fair value hierarchy.
					(Concluded)

Summary of Fair Value Option
The following represents the gains (losses) recorded for instruments for which we have elected the fair value option:

	Years ended December 31,
(In millions)	2016	2015	2014
Trading securities	$(33)	$(313)	$254
Mortgage loans	—	—	5
Investment funds	5	(8)	31
Future policy benefits	(25)	134	(102)
Total gains (losses)	$(53)	$(187)	$188
The following summarizes information for fair value option mortgage loans:

	December 31,
(In millions)	2016	2015
Unpaid principal balance	$42	$46
Mark to fair value	2	2
Fair value	$44	$48

Reconciliation of Level 3 Assets Measured on a Recurring Basis
The following is a reconciliation for all Level 3 assets and liabilities measured at fair value on a recurring basis:

	Year ended December 31, 2016
		Total realized and unrealized gains (losses)				Transfers
(In millions)	Beginning Balance	Included in income	Included in OCI	Purchases	Sales	In	(Out)	Other	Ending Balance	Total gains (losses) included in earnings[1]
Assets
AFS securities
Fixed maturity
U.S. state, municipal and political subdivisions	$—	$—	$—	$—	$—	$5	$—	$—	$5	$—
Foreign governments	17	—	(1)	—	(2)	—	—	—	14	—
Corporate	636	—	20	95	(131)	—	(250)	—	370	—
CLO	517	4	55	24	(70)	72	(444)	—	158	—
ABS	1,813	81	(12)	261	(896)	104	(191)	—	1,160	—
CMBS	67	1	—	40	(1)	91	(46)	—	152	—
RMBS	758	3	19	8	(305)	—	(466)	—	17	—
Equity securities	9	—	—	—	(4)	—	—	—	5	—
Trading securities
Fixed maturity
U.S. state, municipal and political subdivisions	17	—	—	—	—	—	—	—	17	—
Corporate	16	—	—	—	(4)	—	(12)	—	—	4
CLO	108	(2)	—	4	(67)	—	—	—	43	11
ABS	98	(16)	—	—	—	—	(82)	—	—	—
RMBS	29	(23)	—	144	—	—	(54)	—	96	(9)
Mortgage loans	48	—	—	—	(4)	—	—	—	44	—
Funds withheld at interest – embedded derivative	36	104	—	—	—	—	—	—	140	—
Investments in related parties
AFS securities
Fixed maturity
CLO	7	—	1	—	—	—	(8)	—	—	—
ABS	60	—	—	—	(4)	—	—	—	56	—
Trading securities, CLO	191	(33)	—	33	(26)	30	—	—	195	23
Reinsurance recoverable	2,377	(685)	—	—	—	—	—	—	1,692	—
Total Level 3 assets	$6,804	$(566)	$82	$609	$(1,514)	$302	$(1,553)	$—	$4,164	$29
										(Continued)

	Year ended December 31, 2016
		Total realized and unrealized gains (losses)				Transfers
(In millions)	Beginning Balance	Included in income	Included in OCI	Purchases	Sales	In	(Out)	Other	Ending Balance	Total gains (losses) included in earnings[1]
Liabilities
Interest sensitive contract liabilities
Embedded derivative[2]	$(4,477)	$(311)	$—	$—	$—	$—	$—	$(495)	$(5,283)	$—
Universal life liabilities	(1,464)	581	—	—	—	—	—	—	(883)	—
Future policy benefits
AmerUs Closed Block	(1,581)	(25)	—	—	—	—	—	—	(1,606)	—
ILICO Closed Block and life benefits	(897)	103	—	—	—	—	—	—	(794)	—
Derivative liabilities	(7)	—	—	—	—	—	—	—	(7)	—
Total Level 3 liabilities	$(8,426)	$348	$—	$—	$—	$—	$—	$(495)	$(8,573)	$—

[1] Related to instruments held at end of period.
[2] Other activity represents the change in fair value due to issuances of $641 million, offset by settlements of $146 million.
									(Concluded)

	Year ended December 31, 2015
		Total realized and unrealized gains (losses)				Transfers
(In millions)	Beginning balance	Included in income	Included in OCI	Purchases	Sales	In	Out	Other	Ending balance	Total gains (losses) included in earnings[1]
Assets
AFS securities
Fixed maturity
U.S. state, municipal and political subdivisions	$52	$(1)	$1	$—	$(35)	$—	$—	$(17)	$—	$—
Foreign governments	—	—	—	—	—	—	—	17	17	—
Corporate	208	(1)	(13)	311	(81)	225	(13)	—	636	—
CLO	182	3	(9)	112	—	337	(108)	—	517	—
ABS	924	18	(35)	367	(146)	703	(18)	—	1,813	—
CMBS	69	1	(2)	25	(2)	23	(47)	—	67	—
RMBS	654	11	(15)	91	(138)	155	—	—	758	—
Equity securities	—	—	—	10	—	—	—	(1)	9	—
Trading securities
Fixed maturity
U.S. state, municipal and political subdivisions	—	—	—	—	—	17	—	—	17	—
Corporate	—	—	—	—	—	16	—	—	16	—
CLO	146	(16)	—	26	(48)	—	—	—	108	(15)
ABS	—	(2)	—	100	—	—	—	—	98	(1)
RMBS	—	(1)	—	30	—	—	—	—	29	—
Mortgage loans	73	(3)	—	—	(4)	—	—	(18)	48	(3)
Funds withheld at interest – embedded derivative	127	(91)	—	—	—	—	—	—	36	—
Investments in related parties
AFS securities
Fixed maturity
CLO	15	(1)	(2)	9	(8)	—	(6)	—	7	—
ABS	66	—	(1)	—	(5)	—	—	—	60	—
Trading securities, CLO	268	(29)	—	51	(73)	—	(26)	—	191	(17)
Reinsurance recoverable	2,460	(83)	—	—	—	—	—	—	2,377	—
Total Level 3 assets	$5,244	$(195)	$(76)	$1,132	$(540)	$1,476	$(218)	$(19)	$6,804	$(36)
										(Continued)

	Year ended December 31, 2015
		Total realized and unrealized gains (losses)				Transfers
(In millions)	Beginning balance	Included in income	Included in OCI	Purchases	Sales	In	Out	Other	Ending balance	Total gains (losses) included in earnings[1]
Liabilities
Interest sensitive contract liabilities
Embedded derivative[2]	$(4,437)	$158	$—	$—	$—	$—	$—	$(198)	$(4,477)	$—
Universal life liabilities	(1,417)	(47)	—	—	—	—	—	—	(1,464)	—
Future policy benefits
AmerUs Closed Block	(1,715)	134	—	—	—	—	—	—	(1,581)	—
ILICO Closed Block and life benefits	(1,026)	129	—	—	—	—	—	—	(897)	—
Derivative liabilities	(8)	1	—	—	—	—	—	—	(7)	—
Total Level 3 liabilities	$(8,603)	$375	$—	$—	$—	$—	$—	$(198)	$(8,426)	$—

[1] Related to instruments held at end of period.
[2] Other activity represents the change in fair value due to issuances of $341 million, offset by settlements of $143 million.
									(Concluded)

Reconciliation of Level 3 Liabilities Measured on a Recurring Basis
The following is a reconciliation for all Level 3 assets and liabilities measured at fair value on a recurring basis:

	Year ended December 31, 2016
		Total realized and unrealized gains (losses)				Transfers
(In millions)	Beginning Balance	Included in income	Included in OCI	Purchases	Sales	In	(Out)	Other	Ending Balance	Total gains (losses) included in earnings[1]
Assets
AFS securities
Fixed maturity
U.S. state, municipal and political subdivisions	$—	$—	$—	$—	$—	$5	$—	$—	$5	$—
Foreign governments	17	—	(1)	—	(2)	—	—	—	14	—
Corporate	636	—	20	95	(131)	—	(250)	—	370	—
CLO	517	4	55	24	(70)	72	(444)	—	158	—
ABS	1,813	81	(12)	261	(896)	104	(191)	—	1,160	—
CMBS	67	1	—	40	(1)	91	(46)	—	152	—
RMBS	758	3	19	8	(305)	—	(466)	—	17	—
Equity securities	9	—	—	—	(4)	—	—	—	5	—
Trading securities
Fixed maturity
U.S. state, municipal and political subdivisions	17	—	—	—	—	—	—	—	17	—
Corporate	16	—	—	—	(4)	—	(12)	—	—	4
CLO	108	(2)	—	4	(67)	—	—	—	43	11
ABS	98	(16)	—	—	—	—	(82)	—	—	—
RMBS	29	(23)	—	144	—	—	(54)	—	96	(9)
Mortgage loans	48	—	—	—	(4)	—	—	—	44	—
Funds withheld at interest – embedded derivative	36	104	—	—	—	—	—	—	140	—
Investments in related parties
AFS securities
Fixed maturity
CLO	7	—	1	—	—	—	(8)	—	—	—
ABS	60	—	—	—	(4)	—	—	—	56	—
Trading securities, CLO	191	(33)	—	33	(26)	30	—	—	195	23
Reinsurance recoverable	2,377	(685)	—	—	—	—	—	—	1,692	—
Total Level 3 assets	$6,804	$(566)	$82	$609	$(1,514)	$302	$(1,553)	$—	$4,164	$29
										(Continued)

	Year ended December 31, 2016
		Total realized and unrealized gains (losses)				Transfers
(In millions)	Beginning Balance	Included in income	Included in OCI	Purchases	Sales	In	(Out)	Other	Ending Balance	Total gains (losses) included in earnings[1]
Liabilities
Interest sensitive contract liabilities
Embedded derivative[2]	$(4,477)	$(311)	$—	$—	$—	$—	$—	$(495)	$(5,283)	$—
Universal life liabilities	(1,464)	581	—	—	—	—	—	—	(883)	—
Future policy benefits
AmerUs Closed Block	(1,581)	(25)	—	—	—	—	—	—	(1,606)	—
ILICO Closed Block and life benefits	(897)	103	—	—	—	—	—	—	(794)	—
Derivative liabilities	(7)	—	—	—	—	—	—	—	(7)	—
Total Level 3 liabilities	$(8,426)	$348	$—	$—	$—	$—	$—	$(495)	$(8,573)	$—

[1] Related to instruments held at end of period.
[2] Other activity represents the change in fair value due to issuances of $641 million, offset by settlements of $146 million.
									(Concluded)

	Year ended December 31, 2015
		Total realized and unrealized gains (losses)				Transfers
(In millions)	Beginning balance	Included in income	Included in OCI	Purchases	Sales	In	Out	Other	Ending balance	Total gains (losses) included in earnings[1]
Assets
AFS securities
Fixed maturity
U.S. state, municipal and political subdivisions	$52	$(1)	$1	$—	$(35)	$—	$—	$(17)	$—	$—
Foreign governments	—	—	—	—	—	—	—	17	17	—
Corporate	208	(1)	(13)	311	(81)	225	(13)	—	636	—
CLO	182	3	(9)	112	—	337	(108)	—	517	—
ABS	924	18	(35)	367	(146)	703	(18)	—	1,813	—
CMBS	69	1	(2)	25	(2)	23	(47)	—	67	—
RMBS	654	11	(15)	91	(138)	155	—	—	758	—
Equity securities	—	—	—	10	—	—	—	(1)	9	—
Trading securities
Fixed maturity
U.S. state, municipal and political subdivisions	—	—	—	—	—	17	—	—	17	—
Corporate	—	—	—	—	—	16	—	—	16	—
CLO	146	(16)	—	26	(48)	—	—	—	108	(15)
ABS	—	(2)	—	100	—	—	—	—	98	(1)
RMBS	—	(1)	—	30	—	—	—	—	29	—
Mortgage loans	73	(3)	—	—	(4)	—	—	(18)	48	(3)
Funds withheld at interest – embedded derivative	127	(91)	—	—	—	—	—	—	36	—
Investments in related parties
AFS securities
Fixed maturity
CLO	15	(1)	(2)	9	(8)	—	(6)	—	7	—
ABS	66	—	(1)	—	(5)	—	—	—	60	—
Trading securities, CLO	268	(29)	—	51	(73)	—	(26)	—	191	(17)
Reinsurance recoverable	2,460	(83)	—	—	—	—	—	—	2,377	—
Total Level 3 assets	$5,244	$(195)	$(76)	$1,132	$(540)	$1,476	$(218)	$(19)	$6,804	$(36)
										(Continued)

	Year ended December 31, 2015
		Total realized and unrealized gains (losses)				Transfers
(In millions)	Beginning balance	Included in income	Included in OCI	Purchases	Sales	In	Out	Other	Ending balance	Total gains (losses) included in earnings[1]
Liabilities
Interest sensitive contract liabilities
Embedded derivative[2]	$(4,437)	$158	$—	$—	$—	$—	$—	$(198)	$(4,477)	$—
Universal life liabilities	(1,417)	(47)	—	—	—	—	—	—	(1,464)	—
Future policy benefits
AmerUs Closed Block	(1,715)	134	—	—	—	—	—	—	(1,581)	—
ILICO Closed Block and life benefits	(1,026)	129	—	—	—	—	—	—	(897)	—
Derivative liabilities	(8)	1	—	—	—	—	—	—	(7)	—
Total Level 3 liabilities	$(8,603)	$375	$—	$—	$—	$—	$—	$(198)	$(8,426)	$—

[1] Related to instruments held at end of period.
[2] Other activity represents the change in fair value due to issuances of $341 million, offset by settlements of $143 million.
									(Concluded)

Summary of the Unobservable Inputs for the Embedded Derivative of Fixed Indexed Annuities
The following summarizes the unobservable inputs for the embedded derivatives of fixed indexed annuities:

	December 31, 2016
(In millions, except for percentages)	Fair value	Valuation technique	Unobservable inputs	Input/range of inputs			Impact of an increase in the input on fair value
Interest sensitive contract liabilities – fixed indexed annuities embedded derivatives	$5,283	Option budget method	Non-performance risk	0.7%	–	1.5%	Decrease
			Option budget	0.8%	–	3.8%	Increase
			Surrender rate	0.0%	–	16.3%	Decrease

	December 31, 2015
(In millions, except for percentages)	Fair value	Valuation technique	Unobservable inputs	Input/range of inputs			Impact of an increase in the input on fair value
Interest sensitive contract liabilities – fixed indexed annuities embedded derivatives	$4,477	Option budget method	Non-performance risk	0.6%	–	1.8%	Decrease
			Option budget	0.8%	–	3.8%	Increase
			Surrender rate	0.0%	–	10.7%	Decrease

Summary of Financial Instruments Not Carried at Fair Value on the Balance Sheet
The following represents our financial instruments not carried at fair value on the consolidated balance sheets:

		December 31,
		2016		2015
(In millions)	Fair Value Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Mortgage loans	3	$5,426	$5,560	$5,452	$5,567
Investment funds	NAV[1]	590	590	581	581
Policy loans	2	602	602	642	642
Funds withheld at interest	3	6,398	6,398	3,446	3,446
Other investments	3	81	81	83	83
Investments in related parties
Investment funds	NAV[1]	1,198	1,198	997	997
Short-term investments	2	—	—	55	55
Other investments	3	237	262	245	256
Total assets not carried at fair value		$14,532	$14,691	$11,501	$11,627
Liabilities
Interest sensitive contract liabilities[2]	3	$27,628	$26,600	$23,645	$22,963
Funds withheld liability	2	374	374	353	353
Total liabilities not carried at fair value		$28,002	$26,974	$23,998	$23,316

[1] Investments measured at NAV as a practical expedient in determining fair value have not been classified in the fair value hierarchy.
[2] During 2016, we changed the disclosure of interest sensitive contract liabilities to exclude insurance contracts, which are not required to be included. We determined contract types that meet the definition of insurance contracts include universal life and traditional fixed and fixed indexed annuities with significant mortality or morbidity risks. In previous periods, all contracts within interest sensitive contract liabilities not held at fair value were included. As such, the carrying and fair values reported for December 31, 2015, were adjusted to be comparable.